Earnings Per Share - Summary of Diluted Earnings Per Share (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings
Profit attributable to owners of the Company	¥ 12,354,114	¥ 13,332,431	¥ 13,619,928
Interest expense on convertible instruments, net of tax	147,293
Net profit used to determine diluted earnings per share	¥ 12,501,407	¥ 13,332,431	¥ 13,619,928
Weighted average number of ordinary shares
Weighted average number of ordinary shares in issue	1,104,155,407	1,086,698,914	1,076,869,344
Assumed conversion of convertible instruments	21,873,817
Weighted average number of ordinary share for diluted earnings per share	1,126,029,224	1,086,698,914	1,076,869,344
Diluted earnings (in RMB)	¥ 11.10	¥ 12.27	¥ 12.65
American depositary shares [member]
Weighted average number of ordinary shares
Diluted earnings (in RMB)	¥ 5.55